Segment Reporting, Geographical Information (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Total Revenue	$ 265,386	$ 142,331	$ 697,987	$ 287,453	$ 971,367	$ 316,450
Gross Profit:
Total Gross Profit	225,138	107,139	578,318	229,888	795,109	267,713
Total Assets:
Total Assets	2,725,246		2,725,246		3,571,640	2,153,694
United States [Member]
Revenue:
Total Revenue	205,602	105,193	567,850	209,202	740,967	307,582
Gross Profit:
Total Gross Profit	172,994	79,766	463,764	173,658	607,702	259,975
Total Assets:
Total Assets	2,636,109		2,636,109		3,470,993	2,084,029
Germany [Member]
Revenue:
Total Revenue					230,400	8,868
Gross Profit:
Total Gross Profit					187,407	7,738
Total Assets:
Total Assets					100,647	69,665
Europe [Member]
Revenue:
Total Revenue	59,784	37,138	130,137	78,251
Gross Profit:
Total Gross Profit	52,144	27,373	114,554	56,230
Total Assets:
Total Assets	$ 89,137		$ 89,137		$ 100,647